Income Taxes - Components Of Deferred Tax Asset Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses	$ 21,573	$ 10,519
Tax credits	17,407	6,243
Research and development capitalization	74,211	39,059
Accruals and reserves	115	15
Stock-based compensation	3,088	1,361
Operating lease liabilities	6,452	6,842
Other capitalized expenses	11,832	4,567
Gross deferred tax assets	134,678	68,606
Valuation allowance	(127,990)	(61,404)
Deferred tax assets, net of valuation allowance	6,688	7,202
Deferred tax liabilities:
Fixed assets	(885)	(1,025)
Operating lease right-of-use assets	(5,803)	(6,177)
Deferred tax liabilities	(6,688)	(7,202)
Increase in valuation allowance	$ 66,600	$ 35,400